Nature of Operations (Tables)	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Common Stock Immediately Following Business Combination
The following summarizes the Company’s Common Stock immediately following the Business Combination:

Holders	Shares
Denali public shareholders	13,629
Sponsor	2,072,500
Scilex Holding Company	201,054,849
Consultants	26,500,000
Denali underwriters	100,000

Total	229,740,978